UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

2506 Winford Avenue	Nashville, Tennessee 37211-2148
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
Corporate Trust Center
1209 Orange Street
Wilmington, DE 19801

(Name and address of agent for service)

With a copy to:
Paul B. Ordonio, President
Monteagle Funds
2506 Winford Avenue
Nashville, TN 37211

Registrant's telephone number, including area code: 888.263.5593

Date of fiscal year end: 08/31/2016

Date of reporting period: 05/31/2016

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedules of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - May 31, 2016 (Unaudited)

PAR VALUE	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (b) - 33.88%	FAIR VALUE

	U.S. Treasury Notes - 26.00%
$250,000	1.50%, due 02/28/2019	$253,525
250,000	1.50%, due 08/31/2018	253,276
2,000,000	1.625%, due 08/15/2022	2,007,578
2,000,000	1.75%, due 05/15/2022	2,024,140
250,000	1.75%, due 09/30/2019	255,381
250,000	2.00%, due 02/15/2022	256,963
2,000,000	2.00%, due 11/15/2021	2,057,696
250,000	2.125%, due 06/30/2022	258,262
1,250,000	2.125%, due 08/15/2021	1,293,775
250,000	2.25%, due 03/31/2021	260,390
1,000,000	2.25, due 11/15/2024	1,037,539
250,000	2.50%, due 08/15/2023	264,400
750,000	2.625%, due 08/15/2020	790,972
1,000,000	3.125%, due 05/15/2021	1,083,672
250,000	3.50%, due 02/15/2018	261,240
250,000	3.625%, due 02/15/2020	272,300
500,000	3.625%, due 02/15/2021	551,709
250,000	4.75%, due 08/15/2017	262,046
		13,444,864

	Federal Home Loan Mortgage Corporation - 3.44%
500,000	1.75%, due 05/30/2019	509,589
1,000,000	4.875%, due 06/13/2018	1,078,625
175,000	5.00%, due 12/14/2018	192,107
		1,780,321
	Federal National Mortgage Association - 4.44%
1,000,000	2.125%, due 04/24/2026	999,994
500,000	1.875%, due 09/18/2018	510,093
750,000	2.625%, due 09/06/2024	787,556
		2,297,643

	Total U.S. Government and Agency Obligations (Cost $17,280,781)	17,522,828

PAR VALUE	CORPORATE BONDS (b) - 46.45%	FAIR VALUE

	Agriculture - 0.98%
$500,000	Philip Morris International, Inc., 2.50%, due 08/22/2022	$505,720

	Banks - 10.02%
500,000	Goldman Sachs Group, Inc., 5.95%, due 01/18/2018	533,784
500,000	JPMorgan Chase & Co., 4.35%, due 08/15/2021	544,138
500,000	JPMorgan Chase & Co., 6.00%, due 01/15/2018	535,200
500,000	Manufacturers & Traders Trust Co., 1.45%, due 03/07/2018	499,292
500,000	Northern Trust Corp., 2.375%, due 08/02/2022	504,294
500,000	PNC Funding Corp., 4.375%, due 08/11/2020	544,240
500,000	U.S. Bancorp, 2.20%, due 11/15/2016	502,679
500,000	Wells Fargo & Co., 1.15%, 06/02/2017	499,784
500,000	Wells Fargo & Co., 3.45%, 02/13/2023	512,110
500,000	Westpac Banking Corp., 2.00%, due 08/14/2017	504,362
		5,179,883
	Beverages - 1.63%
750,000	Anheuser-Busch, Inc., 5.375%, due 01/15/2020	840,701

	Computers - 3.18%
1,000,000	Apple, Inc., 3.20%, 05/13/2025	1,042,095
600,000	International Business Machines Corp., 1.25%, 02/08/2018	601,463
		1,643,558

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - May 31, 2016 (Unaudited)

PAR VALUE	CORPORATE BONDS (b) - 46.45% (continued)	FAIR VALUE

	Diversified Financial Services - 0.50%
$250,000	CME Group, Inc., 3.00%, due 09/15/2022	$260,172

	Electric - 2.66%
500,000	Duke Energy Florida LLC, 4.55%, due 04/01/2020	541,239
770,000	Georgia Power Co., 4.25%, due 12/01/2019	834,238
		1,375,477
	Electrical Components & Equipment - 0.49%
250,000	Emerson Electric Co., 5.125%, due 12/01/2016	255,372

	Engineering & Construction - 0.71%
350,000	Fluor Corp., 3.50% due 12/15/2024	367,309

	Healthcare - Products - 2.01%
750,000	Becton Dickinson and Co., 3.125%, due 11/08/2021	776,456
250,000	Medtronic, Inc., 3.125%, 03/15/2022	262,582
		1,039,038
	Insurance - 2.59%
500,000	Berkshire Hathaway Finance Corp., 3.00%, due 05/15/2022	526,927
750,000	Chubb Corp., 5.75%, due 05/15/2018	813,125
		1,340,052
	Machinery - Diversified - 1.60%
750,000	Deere & Co., 4.375%, due 10/16/2019	824,885

	Metal Fabricate & Hardware - 0.98%
500,000	Precision Castparts Corp., 2.50%, due 01/15/2023	507,517

	Miscellaneous Manufacturing - 3.10%
250,000	3M Co., 1.00%, due 06/26/2017	250,839
250,000	3M Co., 2.00%, due 06/26/2022	252,492
500,000	General Electric Capital Corp., 3.15%, due 09/07/2022	527,661
500,000	General Electric Capital Corp., 5.55%, due 05/04/2020	572,862
		1,603,854
	Oil & Gas - 3.22%
500,000	BP Capital Markets PLC, 2.50%, due 11/06/2022	494,283
250,000	BP Capital Markets PLC, 4.75%, due 03/10/2019	269,022
200,000	Chevron Corp., 2.566%, due 05/16/2023	199,619
200,000	Chevron Corp., 2.954%, due 05/16/2026	201,206
250,000	Shell International Finance BV, 1.125%, due 08/21/2017	249,804
250,000	Shell International Finance BV, 2.375%, due 08/21/2022	252,095
		1,666,029
	Oil & Gas Services - 1.45%
750,000	Halliburton Co., 2.00%, due 08/01/2018	752,384

	Pharmaceuticals - 2.03%
500,000	AstraZeneca PLC, 1.95%, due 09/18/2019	505,552
500,000	GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/2018	542,958
		1,048,510
	Real Estate Investment Trusts - 1.47%
750,000	Simon Property Group LP, 2.20%, due 02/01/2019	762,610

	Retail - 0.98%
250,000	Costco Wholesale Corp., 1.125%, due 12/15/2017	250,774
250,000	Costco Wholesale Corp., 1.70%, due 12/15/2019	253,550
		504,324
	Semiconductors - 2.68%
350,000	Intel Corp., 1.35%, 12/15/2017	351,059
1,000,000	Qualcomm, Inc., 3.00%, 05/20/2022	1,036,120
		1,387,179
	Software - 0.98%
500,000	Oracle Corp., 2.50%, due 10/15/2022	505,845

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - May 31, 2016 (Unaudited)

PAR VALUE	CORPORATE BONDS (b) - 46.45% (continued)	FAIR VALUE

	Telecommunications - 3.19%
$750,000	AT&T, Inc., 5.80%, due 02/15/2019	$829,727
750,000	Cisco Systems, Inc., 4.95%, due 02/15/2019	820,784
		1,650,511

	Total Corporate Bonds (Cost $23,452,801)	24,020,930

PAR VALUE	MORTGAGE-BACKED SECURITIES (b) - 17.23%	FAIR VALUE

	Federal Home Loan Mortgage Corporation - 6.39%
$268,789	Pool A94289, 4.00%, due 10/01/2040	$287,657
182,150	Pool A947184, 4.50%, due 02/01/2041	199,639
300,039	Pool G07163, 3.50%, due 10/01/2042	315,320
736,904	Pool G07961, 3.50%, due 03/01/2045	774,204
766,725	Pool G08618, 4.00%, due 12/01/2044	817,786
417,279	Pool J19285, 2.50%, due 06/01/2027	428,692
312,183	Pool Q15767, 3.00%, due 02/01/2043	320,975
46,989	Series 15L, 7.00%, due 07/25/2023	53,121
106,108	Series 2841 BY, 5.00%, due 08/15/2019	109,047
		3,306,441
	Federal National Mortgage Association - 10.08%
58,791	Pool 545759, 6.50%, due 07/01/2032	69,084
2,163	Pool 725421, 7.00%, due 09/01/2017	2,188
31,383	Pool 754289, 6.00%, due 11/01/2033	36,182
62,003	Pool 882684, 6.00%, due 06/01/2036	71,676
1,446,727	Pool AB3690, 4.00%, due 10/01/2041	1,552,090
203,650	Pool AB8898, 3.00%, due 04/01/2043	209,088
385,244	Pool AB9238, 3.00%, due 05/01/2043	396,330
364,211	Pool AK3402, 4.00%, due 02/01/2042	390,260
381,706	Pool AL1869, 3.00%, due 06/01/2027	399,058
276,104	Pool AL5097, 4.50%, due 09/01/2043	301,194
267,681	Pool AL7729, 4.00%, due 06/01/2043	286,523
228,512	Pool AO0763, 4.00%, due 04/01/2042	246,025
263,646	Pool AU1619, 3.50%, due 07/01/2043	276,538
862,560	Pool AU3763, 3.50%, due 08/01/2043	905,757
63,305	Series 2007-40-PT, 5.50%, due 05/25/2037	70,831
		5,212,824
	Government National Mortgage Association - 0.76%
69,442	Pool 476998, 6.50%, due 07/15/2029	79,469
26,369	Pool 648337, 5.00%, due 10/15/2020	27,831
22,002	Pool 676516, 6.00%, due 02/15/2038	24,955
63,312	Series 2012-52-PM, 3.50%, due 12/20/2039	66,406
188,408	Series 2012-91-HQ, 2.00%, due 09/20/2041	191,910
		390,571

	Total Mortgage-Backed Securities (Cost $8,808,928)	8,909,836

SHARES	MONEY MARKET FUNDS - 1.96%	FAIR VALUE

1,013,693	Fidelity Institutional Money Market Fund Class I, 0.37% (a) (Cost $1,013,693)	$1,013,693

	Total Investments at Fair Value - 99.52% (Cost $50,556,203)	$51,467,287

	Other Assets in Excess of Liabilities, Net - 0.48%	249,463

	Net Assets - 100.00%	$51,716,750

(a)	Rate shown represents the 7-day yield at May 31, 2016, is subject to change and resets daily.
(b)
Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of these schedules of investments.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS - May 31, 2016 (Unaudited)

SHARES	COMMON STOCKS - 61.27%	FAIR VALUE

	Agriculture - 0.97%
1,700	Altria Group, Inc.	$108,188

	Beverages - 3.71%
2,700	Constellation Brands, Inc. - Class A	413,505

	Building Materials - 1.53%
2,900	Fortune Brands Home & Security, Inc.	170,143

	Chemicals - 2.43%
2,500	Valspar Corp.	270,800

	Commercial Services - 4.44%
2,200	Equifax, Inc.	276,606
2,800	Global Payments, Inc.	217,532
		494,138
	Electric - 11.81%
8,100	CMS Energy Corp.	338,742
3,700	WEC Energy Group, Inc.	222,518
1,200	DTE Energy Co.	108,816
4,900	ITC Holdings Corp.	218,148
5,800	Pinnacle West Capital Corp.	426,822
		1,315,046
	Electrical Components - 0.93%
400	Acuity Brands, Inc.	103,616

	Entertainment - 1.97%
3,800	Six Flags Entertainment Corp.	219,222

	Food - 4.24%
7,400	Tyson Foods, Inc. - Class A	471,972

	Household Products & Services - 2.89%
2,500	Clorox Co.	321,350

	Insurance - 2.92%
4,700	Cincinnati Financial Corp.	324,770

	Internet - 3.31%
3,100	Facebook, Inc. - Class A (a)	368,311

	Mining - 4.68%
6,800	Agnico Eagle Mines Ltd.	305,456
3,400	Franco-Nevada Corp.	215,424
		520,880
	Real Estate Investment Trusts - 2.80%
862	Equinix, Inc.	312,044

	Retail - 4.81%
2,300	Ulta Salon Cosmetics & Fragrance, Inc. (a)	535,923

	Software - 2.77%
4,800	Broadridge Financial Solutions, Inc.	308,112

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS - May 31, 2016 (Unaudited)

SHARES	COMMON STOCKS - 61.27% (continued)	FAIR VALUE

	Water - 5.06%
7,600	American Water Works Co., Inc.	$563,160

	Total Common Stocks (Cost $6,437,906)	6,821,180

SHARES	EXCHANGE-TRADED FUNDS - 27.09%	FAIR VALUE

	Equity Fund - 17.50%
8,900	Powershares QQQ Trust Series 1	$982,026
4,600	SPDR S&P500 ETF Trust	966,368
		1,948,394
	Debt Fund - 9.59%
8,200	iShares 20+ Year Treasury Bond ETF (d)	1,067,312

	Total Exchange-Traded Funds (Cost $2,967,308)	3,015,706

SHARES	MONEY MARKET FUND - 27.40%	FAIR VALUE

3,050,054	Fidelity Institutional Money Market Fund Class I, 0.37% (b) (c) (Cost $3,050,054)	$3,050,054

	Total Investments at Fair Value - 115.76% (Cost $12,455,268)	$12,886,940

	Liabilities in Excess of Other Assets, Net - (15.76%)	(1,754,805)

	Net Assets - 100.00%	$11,132,135

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at May 31, 2016, is subject to change and resets daily.
(c)	A portion of this security is segregated as collateral for securities on loan at May 31, 2016. Total collateral had a fair value of $1,072,833 at May 31, 2016.
(d)	Security, or a portion of the security, is out on loan at May 31, 2016. Total loaned securities had a fair value of $1,054,296 at May 31, 2016.

The accompanying notes are an integral part of these schedules of investments.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - May 31, 2016 (Unaudited)

SHARES	COMMON STOCKS - 93.14%	FAIR VALUE

	Aerospace & Defense - 4.87%
966	Boeing Co.	$121,861
2,593	Lockheed Martin Corp.	612,544
2,793	Orbital ATK, Inc.	243,075
909	Northrop Grumman Corp.	193,317
		1,170,797
	Apparel - 1.35%
2,925	NIKE, Inc. - Class B	161,518
1,730	Ralph Lauren Corp.	163,191
		324,709
	Banks - 1.88%
1,463	Goldman Sachs Group, Inc.	233,319
4,322	Wells Fargo & Co.	219,212
		452,531
	Beverages - 2.69%
14,528	Coca-Cola Co.	647,949

	Biotechnology - 5.39%
1,054	Amgen, Inc.	166,479
651	Biogen, Inc. (a)	188,614
4,406	Celgene Corp. (a)	464,921
5,468	Gilead Sciences, Inc.	476,044
		1,296,058
	Chemicals - 3.03%
3,919	Albemarle Corp.	307,642
3,578	CF Industries Holdings, Inc.	98,967
2,926	Praxair, Inc.	321,450
		728,059
	Commercial Services - 1.51%
9,619	PayPal Holdings, Inc. (a)	363,502

	Computers - 4.35%
9,081	Apple, Inc.	906,829
900	International Business Machines Corp.	138,366
		1,045,195
	Cosmetics & Personal Care - 4.11%
6,999	Colgate-Palmolive Co.	492,800
2,953	Estee Lauder Cos., Inc.	271,026
2,770	Procter & Gamble Co.	224,481
		988,307
	Distribution & Wholesale - 0.39%
411	WW Grainger, Inc.	93,852

	Diversified Financial Services - 3.43%
5,851	Synchrony Financial (a)	182,551
8,140	Visa, Inc. - Class A	642,572
		825,123
	Electrical Components & Equipment - 1.35%
6,788	AMETEK, Inc.	324,602

	Electronics - 2.90%
4,640	Amphenol Corp. - Class A	272,461
8,150	FLIR Systems, Inc.	253,873
6,669	Trimble Navigation Ltd. (a)	170,593
		696,927

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - May 31, 2016 (Unaudited)

SHARES	COMMON STOCKS - 93.14% (continued)	FAIR VALUE

	Food - 2.48%
1,434	J.M. Smucker Co.	$185,201
2,585	McCormick & Co., Inc.	250,926
4,933	Whole Foods Market, Inc.	159,583
		595,710
	Healthcare - Products - 2.06%
5,592	Baxter International, Inc.	241,351
2,590	Edwards Lifesciences Corp. (a)	255,115
		496,466
	Healthcare - Services - 2.26%
4,066	UnitedHealth Group, Inc.	543,502

	Internet - 8.79%
774	Alphabet, Inc. - Class A (a)	579,610
511	Alphabet, Inc. - Class C (a)	375,953
850	Amazon.com, Inc. (a)	614,372
8,670	eBay, Inc. (a)	212,068
2,787	Facebook, Inc. - Class A (a)	331,123
		2,113,126
	Machinery - Construction & Mining - 0.48%
1,604	Caterpillar, Inc.	116,306

	Machinery - Diversified - 1.35%
1,895	Roper Industries, Inc.	324,197

	Media - 7.49%
8,379	Comcast Corp. - Class A	530,391
4,306	DISH Network Corp. - Class A (a)	214,869
7,762	Time, Inc.	123,183
9,410	Walt Disney Co.	933,660
		1,802,103
	Miscellaneous Manufacturing - 2.04%
2,910	3M Co.	489,811

	Oil & Gas - 0.67%
557	Concho Resources, Inc. (a)	67,586
1,056	Exxon Mobil Corp.	94,005
		161,591
	Pharmaceuticals - 7.51%
289	Allergan PLC (a)	68,132
5,085	Bristol-Myers Squibb Co.	364,595
2,294	Eli Lilly & Co.	172,119
4,001	Express Scripts Holding Co. (a)	302,276
7,980	Johnson & Johnson	899,266
		1,806,388
	Real Estate Investment Trusts - 1.89%
1,402	American Tower Corp.	148,304
4,430	Welltower, Inc.	305,271
		453,575

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - May 31, 2016 (Unaudited)

SHARES	COMMON STOCKS - 93.14% (continued)	FAIR VALUE

	Retail - 10.42%
1,403	Costco Wholesale Corp.	$208,724
6,979	CVS Health Corp.	673,125
5,827	Home Depot, Inc.	769,863
923	McDonald's Corp.	112,661
3,311	TJX Cos., Inc.	252,033
5,960	Yum! Brands, Inc.	489,256
		2,505,662
	Semiconductors - 1.95%
8,560	QUALCOMM, Inc.	470,115

	Software - 2.81%
4,352	Oracle Corp.	174,950
9,469	Microsoft Corp.	501,857
		676,807
	Telecommunications - 1.86%
8,805	Verizon Communications, Inc.	448,175

	Transportation - 1.83%
1,633	FedEx Corp.	269,396
2,037	Union Pacific Corp.	171,495
		440,891

	Total Common Stocks (Cost $17,692,047)	22,402,036

SHARES	MONEY MARKET FUND - 6.86%	FAIR VALUE

1,649,785	Fidelity Institutional Money Market Fund Class I, 0.37% (b) (c) (Cost $1,649,785)	$1,649,785

	Total Investments at Fair Value - 100.00% (Cost $19,341,832)	$24,051,821

	Liabilities in Excess of Other Assets, Net - (0.00)%	(21)

	Net Assets - 100.00%	$24,051,800

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at May 31, 2016, is subject to change and resets daily.
(c)	A portion of this security is segregated as collateral for securities on loan at May 31, 2016. Total collateral had a fair value of $24 at May 31, 2016.

The accompanying notes are an integral part of these schedules of investments.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS - May 31, 2016 (Unaudited)

SHARES	COMMON STOCKS - 99.42%	FAIR VALUE

	Apparel - 4.36%
10,200	Michael Kors Holdings Ltd. (a)	$435,744

	Banks - 8.34%
7,400	Bank of America Corp.	109,446
15,650	Fifth Third Bancorp	295,316
15,649	Morgan Stanley	428,313
		833,075
	Chemicals - 2.57%
10,160	Mosaic Co.	256,337

	Commercial Services - 2.65%
3,800	United Rentals, Inc. (a)	264,746

	Computers - 8.66%
4,123	Apple, Inc.	411,723
9,750	Western Digital Corp.	453,765
		865,488
	Distribution & Wholesale - 1.92%
6,884	Fossil Group, Inc. (a) (d)	191,857

	Diversified Financial Services - 8.69%
3,300	Ameriprise Financial, Inc.	335,511
2,180	CME Group, Inc.	213,400
9,250	Legg Mason, Inc.	319,125
		868,036
	Engineering & Construction - 5.48%
10,809	Jacobs Engineering Group, Inc. (a)	547,908

	Forest Products & Paper - 1.14%
2,700	International Paper Co.	113,832

	Home Furnishings - 1.87%
2,388	Harman International Industries, Inc.	186,837

	Insurance - 2.33%
5,075	Lincoln National Corp.	232,689

	Machinery - Construction & Mining - 3.38%
4,653	Caterpillar, Inc.	337,389

	Machinery - Diversified - 2.64%
2,305	Cummins, Inc.	263,853

	Media - 6.12%
13,971	Discovery Communications, Inc. - Class A (a)	389,092
5,000	Viacom, Inc. - Class B	221,850
		610,942
	Mining - 3.01%
27,163	Freeport-McMoRan, Inc.	300,966

	Miscellaneous Manufacturing - 2.21%
7,300	General Electric Co.	220,679

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS - May 31, 2016 (Unaudited)

SHARES	COMMON STOCKS - 99.42% (continued)	FAIR VALUE

	Office & Business Equipment - 4.17%
14,528	Pitney Bowes, Inc.	$270,657
14,634	Xerox Corp.	145,901
		416,558
	Oil & Gas - 7.46%
2,200	ConocoPhillips	96,338
17,520	Diamond Offshore Drilling, Inc. (d)	452,366
20,100	Transocean Ltd. (a) (d)	196,779
		745,483
	Oil & Gas Services - 5.73%
6,513	Baker Hughes, Inc.	302,073
8,200	National Oilwell Varco, Inc.	270,190
		572,263
	Real Estate Investment Trusts - 2.15%
6,520	HCP, Inc.	214,313

	Retail - 10.02%
4,275	AutoNation, Inc. (a)	215,631
8,406	Darden Restaurants, Inc.	570,179
5,200	Gap, Inc.	93,548
3,385	Kohl's Corp.	121,995
		1,001,353
	Transportation - 4.52%
4,351	CH Robinson Worldwide, Inc.	326,238
1,800	Ryder System, Inc.	125,316
		451,554

	Total Common Stocks (Cost $10,608,483)	9,931,902

SHARES	MONEY MARKET FUND - 7.06%	FAIR VALUE

705,864	Fidelity Institutional Money Market Fund Class I, 0.37% (b) (c) (Cost $705,864)	$705,864

	Total Investments at Fair Value - 106.48% (Cost $11,314,347)	$10,637,766

	Liabilities in Excess of Other Assets, Net - (6.48%)	(647,665)

	Net Assets - 100.00%	$9,990,101

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at May 31, 2016, is subject to change and resets daily.
(c)	A portion of this security is segregated as collateral for securities on loan at May 31, 2016. Total collateral had a fair value of $647,035 at May 31, 2016.
(d)	Security, or a portion of the security, is out on loan at May 31, 2016. Total loaned securities had a fair value of $645,068 at May 31, 2016.

The accompanying notes are an integral part of these schedules of investments.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - May 31, 2016 (Unaudited)

SHARES	COMMON STOCKS - 97.32%	FAIR VALUE

	Aerospace & Defense - 2.11%
10,400	Triumph Group, Inc.	$392,392

	Agriculture - 2.64%
11,500	Archer-Daniels-Midland Co.	491,855

	Chemicals - 10.44%
5,900	Eastman Chemical Co.	432,824
9,000	Stepan Co.	519,210
10,800	Mosaic Co.	272,484
18,800	Huntsman Corp.	280,684
19,000	Olin Corp.	437,190
		1,942,392
	Computers - 3.41%
2,900	International Business Machines Corp.	445,846
8,400	Seagate Technology PLC	189,504
		635,350
	Distribution & Wholesale - 2.53%
79,558	Wolseley PLC - ADR	469,790

	Diversified Financial Services - 1.39%
4,813	Macquarie Group Ltd. - ADR	258,554

	Electrical Components & Equipment - 2.07%
30,000	Schneider Electric SA - ADR	385,200

	Engineering & Costruction - 1.76%
6,200	Fluor Corp.	327,236

	Environmental Control - 2.85%
11,000	Republic Services, Inc.	531,080

	Food - 4.57%
7,600	Cal-Maine Foods, Inc. (d)	338,200
28,000	Dean Foods Co. (d)	511,840
		850,040
	Forest & Paper Products - 2.36%
10,400	International Paper Co.	438,464

	Home Builders - 1.87%
15,000	MDC Holdings, Inc. (d)	348,600

	Iron & Steel - 6.49%
23,000	Commercial Metals Co.	394,910
7,500	Nucor Corp.	363,825
12,000	Worthington Industries, Inc.	448,320
		1,207,055

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - May 31, 2016 (Unaudited)

SHARES	COMMON STOCKS - 97.32% (continued)	FAIR VALUE

	Miscellaneous Manufacturing - 4.36%
13,000	General Electric Co.	$392,990
11,000	Textron, Inc.	418,660
		811,650
	Oil & Gas - 3.79%
5,000	Exxon Mobil Corp.	445,100
12,000	Marathon Oil Corp.	156,840
10,494	Transocean Ltd. (a) (d)	102,736
		704,676
	Oil & Gas Services - 0.47%
9,000	Steel Excel, Inc. (a)	87,840

	Packaging & Containers - 5.48%
13,300	Greif, Inc. - Class A	476,938
11,400	Sonoco Products Co.	543,438
		1,020,376
	Pharmaceuticals - 9.12%
15,000	AstraZeneca PLC - ADR	445,500
9,147	Merck & Co., Inc.	514,610
15,000	Pfizer, Inc.	520,500
10,000	Takeda Pharmaceutical Co. Ltd. - ADR	215,700
		1,696,310
	Real Estate Investment Trusts - 1.88%
13,500	Rayonier, Inc.	350,055

	Retail - 4.04%
13,000	Abercrombie & Fitch Co. - Class A	258,570
12,500	Coach, Inc.	492,750
		751,320
	Semiconductors - 11.00%
19,000	Cirrus Logic, Inc. (a)	684,000
17,000	Intel Corp.	537,030
30,000	Kulicke & Soffa Industries, Inc. (a)	374,700
8,200	QUALCOMM, Inc.	450,344
		2,046,074
	Telecommunications - 8.58%
20,000	AT & T, Inc.	783,000
31,000	FIH Mobile Ltd. - ADR (e)	202,725
12,000	Verizon Communications, Inc.	610,800
		1,596,525
	Transportation - 4.11%
11,000	CSX Corp.	290,730
6,800	Ryder System, Inc.	473,416
		764,146

	Total Common Stocks (Cost $16,360,954)	18,106,980

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - May 31, 2016 (Unaudited)

SHARES	MONEY MARKET FUND - 8.69%	FAIR VALUE

1,616,763	Fidelity Institutional Money Market Fund Class I, 0.37% (b) (c) (Cost $1,616,763)	$1,616,763

	Total Investments at Fair Value - 106.01% (Cost $17,977,717)	$19,723,743

	Liabilities in Excess of Other Assets, Net - (6.01%)	(1,118,130)

	Net Assets - 100.00%	$18,605,613

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at May 31, 2016, is subject to change and resets daily.
(c)	A portion of this security is segregated as collateral for securities on loan at May 31, 2016. Total collateral had a fair value of $1,176,574 at May 31, 2016.
(d)	Security, or a portion of the security is out on loan at May 31, 2016. Total loaned securities had a fair value of $1,135,663 at May 31, 2016.
(e)
Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

THE TEXAS FUND
SCHEDULE OF INVESTMENTS - May 31, 2016 (Unaudited)

SHARES	COMMON STOCKS - 90.62%	FAIR VALUE

	Airlines - 2.86%
3,759	American Airlines Group, Inc.	$119,950
3,347	Southwest Airlines Co.	142,180
		262,130
	Auto Manufacturers - 1.53%
1,356	Toyota Motor Corp. - ADR	140,224

	Banks - 8.13%
2,302	Cullen & Frost Bankers, Inc.	154,004
4,641	First Financial Bankshares, Inc. (d)	155,520
5,205	LegacyTexas Financial Group, Inc.	140,119
2,843	Prosperity Bancshares, Inc.	153,096
2,749	Texas Capital Bancshares, Inc. (a)	140,859
		743,598
	Beverages - 1.55%
1,552	Dr Pepper Snapple Group, Inc.	141,853

	Building Materials - 4.70%
11,795	Builders FirstSource, Inc. (a)	138,709
1,874	Eagle Materials, Inc.	146,772
1,054	Lennox International, Inc.	144,767
		430,248
	Chemicals - 2.91%
2,010	Celanese Corp. - Series A	141,665
2,824	Westlake Chemical Co.	124,623
		266,288
	Commercial Services - 1.65%
3,837	Cardtronics, Inc. (a)	150,756

	Computers - 1.54%
2,299	Cognizant Technology Solutions Corp. - Class A (a)	141,251

	Distribution & Wholesale - 0.93%
3,047	Fossil Group, Inc. (a)	84,920

	Diversified Financial Services - 1.38%
567	Alliance Data Systems Corp. (a)	125,982

	Electronics - 3.32%
7,120	Benchmark Electronics, Inc. (a)	147,598
5,458	National Instruments Corp.	155,935
		303,533
	Entertainment - 2.59%
2,632	Cinemark Holdings, Inc.	95,226
2,463	Six Flags Entertainment Corp.	142,090
		237,316
	Environmental Control - 3.05%
2,070	Waste Connections, Inc.	135,523
2,348	Waste Management, Inc.	143,111
		278,634

	Food - 4.83%
9,700	Darling Ingredients, Inc. (a)	148,895
2,922	Sysco Corp.	140,577
4,702	Whole Foods Market, Inc.	152,110
		441,582

THE TEXAS FUND
SCHEDULE OF INVESTMENTS - May 31, 2016 (Unaudited)

SHARES	COMMON STOCKS - 90.62% (continued)	FAIR VALUE

	Healthcare - Products - 2.50%
3,044	Greatbatch, Inc. (a)	$96,069
2,540	LivaNova PLC (a)	123,977
1,014	Nuvectra Corp. (a)	9,126
		229,172
	Healthcare - Services - 1.70%
2,178	Adeptus Health, Inc. - Class A (a)	155,727

	Home Builders - 1.60%
4,795	DR Horton, Inc.	146,535

	Investment Companies - 1.57%
4,479	Main Street Capital Corp. (d)	144,045

	Machinery - Diversified - 1.63%
3,108	Flowserve Corp.	149,588

	Miscellaneous Manufacturing - 2.89%
2,591	AZZ, Inc.	152,921
6,156	Trinity Industries, Inc.	111,177
		264,098
	Oil & Gas - 14.20%
1,056	Anadarko Petroleum Corp.	54,764
1,317	Apache Corp.	75,253
3,290	Atwood Oceanics, Inc. (d)	35,104
3,633	Cabot Oil & Gas Corp.	87,083
1,620	Carrizo Oil & Gas, Inc. (a)	62,370
602	Cheniere Energy, Inc. (a)	19,342
860	Concho Resources, Inc. (a)	104,352
4,880	Denbury Resources, Inc. (a) (d)	19,569
418	Diamondback Energy, Inc. (a)	38,017
622	EOG Resources, Inc.	50,606
673	Exxon Mobil Corp.	59,910
885	HollyFrontier Corp.	23,683
1,528	Marathon Oil Corp.	19,971
3,744	Matador Resources Co. (a) (d)	85,064
5,114	Oasis Petroleum, Inc. (a)	51,345
2,049	Patterson-UTI Energy, Inc.	38,132
273	Pioneer Natural Resources Co.	43,767
3,000	Range Resources Corp. (d)	127,770
2,269	RSP Permian, Inc. (a)	74,718
11,400	Southwestern Energy Co. (a)	155,838
562	Tesoro Corp.	43,881
1,369	Western Refining, Inc.	29,078
		1,299,617
	Oil & Gas Services - 3.37%
1,030	Dril-Quip, Inc. (a)	62,861
969	Flotek Industries, Inc. (a) (d)	11,395
1,846	FMC Technologies, Inc. (a)	50,266
4,871	Forum Energy Technologies, Inc. (a)	81,735
1,638	National Oilwell Varco, Inc.	53,972
1,443	Oceaneering International, Inc.	47,706
		307,935
	Pipelines - 1.47%
3,086	Kinder Morgan, Inc.	55,795
2,484	Spectra Energy Corp.	79,140
		134,935

THE TEXAS FUND
SCHEDULE OF INVESTMENTS - May 31, 2016 (Unaudited)

SHARES	COMMON STOCKS - 90.62% (continued)	FAIR VALUE

	Retail - 8.79%
3,713	Dave & Buster's Entertainment, Inc. (a)	$144,918
4,849	Fiesta Restaurant Group, Inc. (a)	121,855
4,850	GameStop Corp. - Class A	141,135
1,991	Group 1 Automotive, Inc.	123,800
3,675	Mattress Firm Holding Corp. (a) (d)	124,141
6,742	Rush Enterprises, Inc. - Class A (a)	148,459
		804,308
	Semiconductors - 5.02%
4,328	Cirrus Logic, Inc. (a)	155,808
8,026	Diodes, Inc. (a)	154,581
2,462	Texas Instruments, Inc.	149,197
		459,586
	Software - 3.32%
6,054	Rackspace Hosting, Inc. (a)	151,350
997	Tyler Technologies, Inc. (a)	152,830
		304,180
	Transportation - 1.59%
2,074	Kirby Corp. (a)	145,346

	Total Common Stocks (Cost $9,011,990)	8,293,387

CONTRACTS (e)	PUT OPTIONS (a) - 0.64%	Expiration Date/ Exercise Price	FAIR VALUE

140	SPDR S&P500 ETF Trust	06/24/2016, $208	$30,660
200	SPDR S&P500 ETF Trust	07/15/2016, $200	27,600
	Total Put Options (Cost $126,249)		$58,260

SHARES	MONEY MARKET FUND - 21.31%	FAIR VALUE

1,950,808	Fidelity Institutional Money Market Fund Class I, 0.37% (b) (c) (Cost $1,950,808)	$1,950,808

	Total Investments at Fair Value - 112.57% (Cost $11,089,047)	$10,302,455

	Liabilities in Excess of Other Assets, Net - (12.57%)	(1,150,625)

	Net Assets - 100.00%	$9,151,830

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at May 31, 2016, is subject to change and resets daily.
(c)	A portion of this security is segregated as collateral for securities on loan at May 31, 2016. Total collateral had a fair value of $809,325 at May 31, 2016.
(d)	Security, or a portion of the security is out on loan at May 31, 2016. Total loaned securities had a fair value of $820,320 at May 31, 2016.
(e)	Each contract is equal to 100 shares of the underlying Exchange-Traded Fund.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2016 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Monteagle Funds’ (the “Funds”) significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation — Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs
• Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2016 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used to value the Funds’ investments at fair value as of May 31, 2016:

Fixed Income Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
U.S. Government and Agency Obligations	$-	$17,522,828	$17,522,828
Corporate Bonds	-	24,020,930	24,020,930
Mortgage - Backed securities	-	8,909,836	8,909,836
Money Market Funds	1,013,693	-	10,13,693
Totals	$1,013,693	$50,453,594	$51,467,287

Informed Investor Growth Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$6,821,180	$-	$6,821,180
Exchange-Traded Funds(b)	3,015,706		3,015,706
Money Market Funds	3,050,054	-	3,050,054
Totals	$12,886,940	$-	$12,886,940

Quality Growth Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$22,402,036	$-	$22,402,036
Money Market Funds	1,649,785	-	1,649,785
Totals	$24,051,821	$-	$24,051,821

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2016 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Select Value Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$9,931,902	$-	$9,931,902
Money Market Funds	705,864	-	705,864
Totals	$10,637,766	$-	$10,637,766

Value Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$17,904,256	$202,724	$18,106,980
Money Market Funds	1,616,763	-	1,616,763
Totals	$19,521,019	$202,724	$19,723,743

The Texas Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$8,293,387	$-	$8,293,387
Call Options(b)	58,260	-	58,260
Money Market Funds	1,950,808	-	1,950,808
Totals	$10,302,455	$-	$10,302,455

(a)	As of and during the nine month period ended May 31, 2016, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks, preferred stocks, call options and put options held in the Funds, except those noted in the Value Fund’s Schedule of Investments, are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedules of Investments.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2016 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

There were no transfers into and out of any Level for the Funds during the nine month period ended May 31, 2016. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

During the nine month period ended May 31, 2016, no securities were fair valued.

Security Loans — The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the prior day’s fair value of loaned securities. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedules of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the Funds are indemnified for losses incurred due to a borrower’s failure to comply with the terms of the securities lending agreement.

Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of the cash collateral received.

The following table presents financial instruments that are subject to enforceable netting arrangements as of May 31, 2016:

Assets:
					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount

Informed Investor Growth Fund	Securities Loaned	$1,054,296	$-	$1,054,296	$-	$1,054,296	$-
Select Value Fund	Securities Loaned	645,068	-	645,068	-	645,068	-
Value Fund	Securities Loaned	1,135,663	-	1,135,663	-	1,135,663	-
Texas Fund	Securities Loaned	809,325	-	809,325	-	809,325	-

For the nine month period ended May 31, 2016, the total amount of all purchased call and put options, as presented in the Texas Fund’s Schedule of Investments, is representative of the volume of activity for these derivative types during the period.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2016 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Options transactions — A Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a “standby commitment”) gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a “reverse standby commitment”) gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency. A Fund may buy or sell both exchange-traded and over-the-counter (“OTC”) options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, a Fund receives a premium from the purchaser of the option. Upon purchasing an option, the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

A Fund may purchase call options on debt securities that the Fund’s Adviser or Sub-adviser intends to include in the Fund’s portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2016 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash. See note 3 for additional risks associated with options transactions.

All options purchased by the Texas Fund are on equity securities including exchange traded funds. The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at May 31, 2016 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of Derivatives on Statements of Assets and Liabilities	Fair Value of Asset Derivatives
Texas Fund	Put options purchased	Investment securities at fair value	$58,260
	Totals		$58,260

The effect of derivative instruments on the Statements of Operations during the nine month period ended May 31, 2016 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on Derivatives recognized in income	Realized and unrealized loss on Derivatives recognized in income
Texas Fund	Call options purchased	Net realized loss from call options purchased	$(127,803)
Texas Fund	Put options purchased	Net realized loss from put options purchased	(132,291)
Texas Fund	Call options purchased	Net change in unrealized appreciation on call options purchased	62,956
Texas Fund	Put options purchased	Net change in unrealized depreciation on put options purchased	(67,989)
	Totals		$(265,127)

The Fixed Income Fund, Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund and Value Fund did not invest in any derivative instruments during the nine month period ended May 31, 2016.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2016 (Unaudited)

2.	TAX MATTERS

The following information is based upon the federal income tax cost of the investment securities as of May 31, 2016:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Fixed Income Fund	$50,556,203	$925,757	$(14,673)	$911,084
Informed Investor Growth Fund	12,492,808	458,419	(64,287)	394,132
Quality Growth Fund	19,356,115	5,230,818	(535,112)	4,695,706
Select Value Fund	11,317,747	1,012,789	(1,692,770)	(679,981)
Value Fund	17,977,717	3,338,787	(1,592,761)	1,746,026
The Texas Fund	11,135,601	553,946	(1,387,092)	(833,146)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund and Texas Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

3.	OPTIONS RISK

A Fund’s use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Adviser or Sub-adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund’s ability to limit exposures by closing its positions; and, (v) the possible need to defer closing out of certain options to avoid adverse tax consequences. Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. See note 1 for additional disclosures related to options transactions.

4.	SECTOR RISK

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monteagle Funds

By:	/s/ Paul B. Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul B. Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	July 28, 2016

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	July 28, 2016